Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Book Values and Fair Values of Long-term Debt

	December 31,
	2014		2013
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$18,684	$21,075	$18,377	$19,672

Other Temporary Investments

	December 31, 2014
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
Restricted Cash (a)	$280	$—	$—	$280
Fixed Income Securities – Mutual Funds	81	—	—	81
Equity Securities – Mutual Funds	13	12	—	25
Total Other Temporary Investments	$374	$12	$—	$386

	December 31, 2013
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
Restricted Cash (a)	$250	$—	$—	$250
Fixed Income Securities – Mutual Funds	80	—	—	80
Equity Securities – Mutual Funds	12	11	—	23
Total Other Temporary Investments	$342	$11	$—	$353

(a)	Primarily represents amounts held for the repayment of debt.

Debt and Equity Securities Within Other Temporary Investments

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	2	17	2
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

Nuclear Trust Fund Investments

	December 31,
	2014			2013
	Estimated Fair Value	Gross Unrealized Gains	Other-Than-Temporary Impairments	Estimated Fair Value	Gross Unrealized Gains	Other-Than-Temporary Impairments
	(in millions)
Cash and Cash Equivalents	$20	$—	$—	$19	$—	$—
Fixed Income Securities:
United States Government	697	45	(5)	609	26	(4)
Corporate Debt	48	4	(1)	37	2	(1)
State and Local Government	208	1	—	255	1	—
Subtotal Fixed Income Securities	953	50	(6)	901	29	(5)
Equity Securities – Domestic	1,123	599	(79)	1,012	506	(82)

Spent Nuclear Fuel and Decommissioning Trusts	$2,096	$649	$(85)	$1,932	$535	$(87)

Securities Activity Within the Decommissioning and SNF Trusts

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Proceeds from Investment Sales	$1,032	$858	$988
Purchases of Investments	1,086	910	1,045
Gross Realized Gains on Investment Sales	32	18	25
Gross Realized Losses on Investment Sales	15	8	9

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts

Fair Value of Fixed Income Securities
(in millions)
Within 1 year	$154
1 year – 5 years	376
5 years – 10 years	179
After 10 years	244
Total	$953

Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$17	$1	$—	$145	$163

Other Temporary Investments
Restricted Cash (a)	234	9	—	37	280
Fixed Income Securities – Mutual Funds	81	—	—	—	81
Equity Securities – Mutual Funds (b)	25	—	—	—	25
Total Other Temporary Investments	340	9	—	37	386

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	37	528	190	(302)	453
Cash Flow Hedges:
Commodity Hedges (c)	—	32	—	(16)	16
Fair Value Hedges	—	1	—	2	3
Total Risk Management Assets	37	561	190	(316)	472

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (f)	9	—	—	11	20
Fixed Income Securities:
United States Government	—	697	—	—	697
Corporate Debt	—	48	—	—	48
State and Local Government	—	208	—	—	208
Subtotal Fixed Income Securities	—	953	—	—	953
Equity Securities – Domestic (b)	1,123	—	—	—	1,123
Total Spent Nuclear Fuel and Decommissioning Trusts	1,132	953	—	11	2,096

Total Assets	$1,526	$1,524	$190	$(123)	$3,117

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$65	$432	$36	$(334)	$199
Cash Flow Hedges:
Commodity Hedges (c)	—	27	3	(16)	14
Interest Rate/Foreign Currency Hedges	—	1	—	—	1
Fair Value Hedges	—	7	—	2	9
Total Risk Management Liabilities	$65	$467	$39	$(348)	$223

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$16	$1	$—	$101	$118

Other Temporary Investments
Restricted Cash (a)	231	8	—	11	250
Fixed Income Securities – Mutual Funds	80	—	—	—	80
Equity Securities – Mutual Funds (b)	23	—	—	—	23
Total Other Temporary Investments	334	8	—	11	353

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	22	549	142	(273)	440
Cash Flow Hedges:
Commodity Hedges (c)	—	15	—	(8)	7
Fair Value Hedges	—	1	—	3	4
De-designated Risk Management Contracts (e)	—	—	—	6	6
Total Risk Management Assets	22	565	142	(272)	457

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (f)	8	—	—	11	19
Fixed Income Securities:
United States Government	—	609	—	—	609
Corporate Debt	—	37	—	—	37
State and Local Government	—	255	—	—	255
Subtotal Fixed Income Securities	—	901	—	—	901
Equity Securities – Domestic (b)	1,012	—	—	—	1,012
Total Spent Nuclear Fuel and Decommissioning Trusts	1,020	901	—	11	1,932

Total Assets	$1,392	$1,475	$142	$(149)	$2,860

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$30	$475	$22	$(282)	$245
Cash Flow Hedges:
Commodity Hedges (c)	—	11	3	(8)	6
Interest Rate/Foreign Currency Hedges	—	2	—	—	2
Fair Value Hedges	—	11	—	3	14
Total Risk Management Liabilities	$30	$499	$25	$(287)	$267

(a)
Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties.  Level 1 and Level 2 amounts primarily represent investments in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."

(d)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(e)
Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging."  At the time of the normal election, the MTM value was frozen and no longer fair valued.  This MTM value will be amortized into revenues over the remaining life of the contracts.

(f)	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(g)
The December 31, 2013 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $4 million in 2014, $(11) million in periods 2015-2017 and $(1) million in periods 2018-2019;  Level 2 matures $25 million in 2014, $37 million in periods 2015-2017, $7 million in periods 2018-2019 and $5 million in periods 2020-2030;  Level 3 matures $27 million in 2014, $60 million in periods 2015-2017, $14 million in periods 2018-2019 and $19 million in periods 2020-2030.  Risk management commodity contracts are substantially comprised of power contracts.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2014	Net Risk Management Assets (Liabilities)
(in millions)
Balance as of December 31, 2013	$117
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	90
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	6
Purchases, Issuances and Settlements (c)	(108)
Transfers into Level 3 (d) (e)	(8)
Transfers out of Level 3 (e) (f)	(21)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	75
Balance as of December 31, 2014	$151

Year Ended December 31, 2013	Net Risk Management Assets (Liabilities)
(in millions)
Balance as of December 31, 2012	$86
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(9)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	37
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(3)
Purchases, Issuances and Settlements (c)	(16)
Transfers into Level 3 (d) (e)	19
Transfers out of Level 3 (e) (f)	(4)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	7
Balance as of December 31, 2013	$117

Year Ended December 31, 2012	Net Risk Management Assets (Liabilities)
(in millions)
Balance as of December 31, 2011	$69
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(15)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	29
Purchases, Issuances and Settlements (c)	32
Transfers into Level 3 (d) (e)	1
Transfers out of Level 3 (e) (f)	(35)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	5
Balance as of December 31, 2012	$86

(a)	Included in revenues on the statements of income.

(b)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)	Represents the settlement of risk management commodity contracts for the reporting period.

(d)	Represents existing assets or liabilities that were previously categorized as Level 2.

(e)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)	Represents existing assets or liabilities that were previously categorized as Level 3.

(g)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2014

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157	$37	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33	2	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190	$39

Significant Unobservable Inputs
December 31, 2013

				Significant
	Fair Value		Valuation	Unobservable	Input/Range
	Assets	Liabilities	Technique	Input	Low	High
	(in millions)
Energy Contracts	$132	$22	Discounted Cash Flow	Forward Market Price (a)	$11.42	$120.72
				Counterparty Credit Risk (b)	316
FTRs	10	3	Discounted Cash Flow	Forward Market Price (a)	(5.10)	10.44
Total	$142	$25

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements
December 31, 2014

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Appalachian Power Co [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2014		2013
Company	Book Value	Fair Value	Book Value	Fair Value
	(in thousands)
APCo	$3,980,274	$4,711,210	$4,194,357	$4,587,079
I&M	2,027,397	2,255,124	2,039,016	2,174,891
OPCo	2,297,123	2,709,452	2,735,175	3,007,191
PSO	1,041,036	1,216,205	999,810	1,111,149
SWEPCo	2,140,437	2,402,639	2,043,332	2,214,730

Fair Value, Assets and Liabilities Measured on Recurring Basis
APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$15,599	$—	$—	$33	$15,632

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	206	20,197	17,654	(9,374)	28,683

Total Assets	$15,805	$20,197	$17,654	$(9,341)	$44,315

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$227	$20,339	$1,912	$(9,404)	$13,074

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$2,714	$—	$—	$36	$2,750

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	827	54,448	12,097	(29,616)	37,756
Cash Flow Hedges:
Commodity Hedges (b)	—	389	—	(26)	363
Total Risk Management Assets	827	54,837	12,097	(29,642)	38,119

Total Assets	$3,541	$54,837	$12,097	$(29,606)	$40,869

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$700	$49,220	$1,535	$(32,609)	$18,846
Cash Flow Hedges:
Commodity Hedges (b)	—	313	—	(26)	287
Total Risk Management Liabilities	$700	$49,533	$1,535	$(32,635)	$19,133

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$140	$15,893	$16,008	$(6,396)	$25,645

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	9,418	—	—	10,548	19,966
Fixed Income Securities:
United States Government	—	697,042	—	—	697,042
Corporate Debt	—	47,792	—	—	47,792
State and Local Government	—	208,553	—	—	208,553
Subtotal Fixed Income Securities	—	953,387	—	—	953,387
Equity Securities – Domestic (e)	1,122,379	—	—	—	1,122,379
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131,797	953,387	—	10,548	2,095,732

Total Assets	$1,131,937	$969,280	$16,008	$4,152	$2,121,377

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$154	$11,440	$1,304	$(6,280)	$6,618

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$561	$38,667	$8,205	$(20,766)	$26,667
Cash Flow Hedges:
Commodity Hedges (b)	—	234	—	(18)	216
Total Risk Management Assets	561	38,901	8,205	(20,784)	26,883

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	8,082	—	—	10,722	18,804
Fixed Income Securities:
United States Government	—	608,875	—	—	608,875
Corporate Debt	—	36,782	—	—	36,782
State and Local Government	—	254,638	—	—	254,638
Subtotal Fixed Income Securities	—	900,295	—	—	900,295
Equity Securities – Domestic (e)	1,012,511	—	—	—	1,012,511
Total Spent Nuclear Fuel and Decommissioning Trusts	1,020,593	900,295	—	10,722	1,931,610

Total Assets	$1,021,154	$939,196	$8,205	$(10,062)	$1,958,493

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$475	$35,061	$1,041	$(22,796)	$13,781
Cash Flow Hedges:
Commodity Hedges (b)	—	212	—	(18)	194
Total Risk Management Liabilities	$475	$35,273	$1,041	$(22,814)	$13,975

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$408	$—	$—	$28,288	$28,696

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	52,343	1	52,344

Total Assets	$408	$—	$52,343	$28,289	$81,040

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$1,116	$3,941	$(101)	$4,956

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$19,387	$—	$—	$12	$19,399

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	3,269	(349)	2,920
Cash Flow Hedges:
Commodity Hedges (b)	—	162	—	—	162
Total Risk Management Assets	—	162	3,269	(349)	3,082

Total Assets	$19,387	$162	$3,269	$(337)	$22,481

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$—	$349	$(349)	$—

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$—	$360	$(360)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$595	$737	$(414)	$918

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$1,078	$—	$5	$1,083
Cash Flow Hedges:
Commodity Hedges (b)	—	84	—	—	84
Total Risk Management Assets	$—	$1,162	$—	$5	$1,167

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$81	$—	$4	$85

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$12,660	$—	$—	$1,696	$14,356

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	31	439	(439)	31

Total Assets	$12,660	$31	$439	$1,257	$14,387

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$684	$899	$(501)	$1,082

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$15,871	$—	$—	$1,370	$17,241

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	1,233	—	(151)	1,082
Cash Flow Hedges:
Commodity Hedges (b)	—	97	—	—	97
Total Risk Management Assets	—	1,330	—	(151)	1,179

Total Assets	$15,871	$1,330	$—	$1,219	$18,420

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$154	$—	$(154)	$—

(a)	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investment in money market funds.

(b)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(c)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(d)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(e)	Amounts represent publicly traded equity securities and equity-based mutual funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	29,694	18,593	30,768	—	—
Purchases, Issuances and Settlements (c)	(32,584)	(20,553)	(33,688)	—	—
Transfers into Level 3 (d) (e)	(3,648)	(2,475)	—	—	—
Transfers out of Level 3 (e) (f)	(32)	(22)	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	11,750	11,997	48,402	(377)	(460)
Balance as of December 31, 2014	$15,742	$14,704	$48,402	$(377)	$(460)

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	328	—	—
Purchases, Issuances and Settlements (c)	481	390	765	—	—
Transfers into Level 3 (d) (e)	1,340	911	1,874	—	—
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	—	—
Transfer of OPCo Generation to Parent	—	—	(12,051)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	2,255	1,425	2,920	—	—
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	5,401	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	23	13	28	—	—
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	—	—
Transfers into Level 3 (d) (e)	1,392	860	1,909	—	—
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	3,527	2,369	(810)	—	—
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—

(a)	Included in revenues on the statements of income.

(b)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)	Represents the settlement of risk management commodity contracts for the reporting period.

(d)	Represents existing assets or liabilities that were previously categorized as Level 2.

(e)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)	Represents existing assets or liabilities that were previously categorized as Level 3.

(g)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$5,801	$1,799	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11,853	113	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17,654	$1,912

Significant Unobservable Inputs
December 31, 2013
APCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$9,359	$960	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	2,738	575	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$12,097	$1,535

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in thousands)
Energy Contracts	$6,375	$1,219	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9,633	85	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16,008	$1,304

Significant Unobservable Inputs
December 31, 2013
I&M

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$6,348	$651	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	1,857	390	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$8,205	$1,041

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$45,101	$3,941	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7,242	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52,343	$3,941

Significant Unobservable Inputs
December 31, 2013
OPCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
FTRs	$3,269	$349	Discounted Cash Flow	Forward Market Price	$(5.10)	$10.44

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$360	$737	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$439	$899	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements
December 31, 2014

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)

Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2014		2013
Company	Book Value	Fair Value	Book Value	Fair Value
	(in thousands)
APCo	$3,980,274	$4,711,210	$4,194,357	$4,587,079
I&M	2,027,397	2,255,124	2,039,016	2,174,891
OPCo	2,297,123	2,709,452	2,735,175	3,007,191
PSO	1,041,036	1,216,205	999,810	1,111,149
SWEPCo	2,140,437	2,402,639	2,043,332	2,214,730

Nuclear Trust Fund Investments

	December 31,
	2014			2013
	Estimated Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments	Estimated Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments
	(in thousands)
Cash and Cash Equivalents	$19,966	$—	$—	$18,804	$—	$—
Fixed Income Securities:
United States Government	697,042	44,615	(5,016)	608,875	26,114	(3,824)
Corporate Debt	47,792	4,523	(1,018)	36,782	2,450	(1,123)
State and Local Government	208,553	1,206	(319)	254,638	748	(370)
Subtotal Fixed Income Securities	953,387	50,344	(6,353)	900,295	29,312	(5,317)
Equity Securities – Domestic	1,122,379	598,788	(79,142)	1,012,511	505,538	(81,677)
Spent Nuclear Fuel and Decommissioning Trusts	$2,095,732	$649,132	$(85,495)	$1,931,610	$534,850	$(86,994)

Securities Activity Within the Decommissioning and SNF Trusts

	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Proceeds from Investment Sales	$1,031,793	$858,406	$987,550
Purchases of Investments	1,086,437	909,998	1,045,422
Gross Realized Gains on Investment Sales	32,305	18,326	24,605
Gross Realized Losses on Investment Sales	15,410	8,108	8,881

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts

Fair Value of Fixed Income Securities
(in thousands)
Within 1 year	$154,447
1 year – 5 years	376,291
5 years – 10 years	178,436
After 10 years	244,213
Total	$953,387

Fair Value, Assets and Liabilities Measured on Recurring Basis
APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$15,599	$—	$—	$33	$15,632

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	206	20,197	17,654	(9,374)	28,683

Total Assets	$15,805	$20,197	$17,654	$(9,341)	$44,315

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$227	$20,339	$1,912	$(9,404)	$13,074

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$2,714	$—	$—	$36	$2,750

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	827	54,448	12,097	(29,616)	37,756
Cash Flow Hedges:
Commodity Hedges (b)	—	389	—	(26)	363
Total Risk Management Assets	827	54,837	12,097	(29,642)	38,119

Total Assets	$3,541	$54,837	$12,097	$(29,606)	$40,869

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$700	$49,220	$1,535	$(32,609)	$18,846
Cash Flow Hedges:
Commodity Hedges (b)	—	313	—	(26)	287
Total Risk Management Liabilities	$700	$49,533	$1,535	$(32,635)	$19,133

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$140	$15,893	$16,008	$(6,396)	$25,645

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	9,418	—	—	10,548	19,966
Fixed Income Securities:
United States Government	—	697,042	—	—	697,042
Corporate Debt	—	47,792	—	—	47,792
State and Local Government	—	208,553	—	—	208,553
Subtotal Fixed Income Securities	—	953,387	—	—	953,387
Equity Securities – Domestic (e)	1,122,379	—	—	—	1,122,379
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131,797	953,387	—	10,548	2,095,732

Total Assets	$1,131,937	$969,280	$16,008	$4,152	$2,121,377

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$154	$11,440	$1,304	$(6,280)	$6,618

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$561	$38,667	$8,205	$(20,766)	$26,667
Cash Flow Hedges:
Commodity Hedges (b)	—	234	—	(18)	216
Total Risk Management Assets	561	38,901	8,205	(20,784)	26,883

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	8,082	—	—	10,722	18,804
Fixed Income Securities:
United States Government	—	608,875	—	—	608,875
Corporate Debt	—	36,782	—	—	36,782
State and Local Government	—	254,638	—	—	254,638
Subtotal Fixed Income Securities	—	900,295	—	—	900,295
Equity Securities – Domestic (e)	1,012,511	—	—	—	1,012,511
Total Spent Nuclear Fuel and Decommissioning Trusts	1,020,593	900,295	—	10,722	1,931,610

Total Assets	$1,021,154	$939,196	$8,205	$(10,062)	$1,958,493

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$475	$35,061	$1,041	$(22,796)	$13,781
Cash Flow Hedges:
Commodity Hedges (b)	—	212	—	(18)	194
Total Risk Management Liabilities	$475	$35,273	$1,041	$(22,814)	$13,975

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$408	$—	$—	$28,288	$28,696

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	52,343	1	52,344

Total Assets	$408	$—	$52,343	$28,289	$81,040

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$1,116	$3,941	$(101)	$4,956

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$19,387	$—	$—	$12	$19,399

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	3,269	(349)	2,920
Cash Flow Hedges:
Commodity Hedges (b)	—	162	—	—	162
Total Risk Management Assets	—	162	3,269	(349)	3,082

Total Assets	$19,387	$162	$3,269	$(337)	$22,481

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$—	$349	$(349)	$—

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$—	$360	$(360)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$595	$737	$(414)	$918

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$1,078	$—	$5	$1,083
Cash Flow Hedges:
Commodity Hedges (b)	—	84	—	—	84
Total Risk Management Assets	$—	$1,162	$—	$5	$1,167

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$81	$—	$4	$85

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$12,660	$—	$—	$1,696	$14,356

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	31	439	(439)	31

Total Assets	$12,660	$31	$439	$1,257	$14,387

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$684	$899	$(501)	$1,082

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$15,871	$—	$—	$1,370	$17,241

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	1,233	—	(151)	1,082
Cash Flow Hedges:
Commodity Hedges (b)	—	97	—	—	97
Total Risk Management Assets	—	1,330	—	(151)	1,179

Total Assets	$15,871	$1,330	$—	$1,219	$18,420

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$154	$—	$(154)	$—

(a)	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investment in money market funds.

(b)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(c)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(d)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(e)	Amounts represent publicly traded equity securities and equity-based mutual funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	29,694	18,593	30,768	—	—
Purchases, Issuances and Settlements (c)	(32,584)	(20,553)	(33,688)	—	—
Transfers into Level 3 (d) (e)	(3,648)	(2,475)	—	—	—
Transfers out of Level 3 (e) (f)	(32)	(22)	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	11,750	11,997	48,402	(377)	(460)
Balance as of December 31, 2014	$15,742	$14,704	$48,402	$(377)	$(460)

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	328	—	—
Purchases, Issuances and Settlements (c)	481	390	765	—	—
Transfers into Level 3 (d) (e)	1,340	911	1,874	—	—
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	—	—
Transfer of OPCo Generation to Parent	—	—	(12,051)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	2,255	1,425	2,920	—	—
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	5,401	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	23	13	28	—	—
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	—	—
Transfers into Level 3 (d) (e)	1,392	860	1,909	—	—
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	3,527	2,369	(810)	—	—
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—

(a)	Included in revenues on the statements of income.

(b)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)	Represents the settlement of risk management commodity contracts for the reporting period.

(d)	Represents existing assets or liabilities that were previously categorized as Level 2.

(e)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)	Represents existing assets or liabilities that were previously categorized as Level 3.

(g)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$5,801	$1,799	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11,853	113	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17,654	$1,912

Significant Unobservable Inputs
December 31, 2013
APCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$9,359	$960	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	2,738	575	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$12,097	$1,535

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in thousands)
Energy Contracts	$6,375	$1,219	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9,633	85	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16,008	$1,304

Significant Unobservable Inputs
December 31, 2013
I&M

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$6,348	$651	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	1,857	390	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$8,205	$1,041

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$45,101	$3,941	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7,242	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52,343	$3,941

Significant Unobservable Inputs
December 31, 2013
OPCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
FTRs	$3,269	$349	Discounted Cash Flow	Forward Market Price	$(5.10)	$10.44

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$360	$737	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$439	$899	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements
December 31, 2014

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)

Ohio Power Co [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2014		2013
Company	Book Value	Fair Value	Book Value	Fair Value
	(in thousands)
APCo	$3,980,274	$4,711,210	$4,194,357	$4,587,079
I&M	2,027,397	2,255,124	2,039,016	2,174,891
OPCo	2,297,123	2,709,452	2,735,175	3,007,191
PSO	1,041,036	1,216,205	999,810	1,111,149
SWEPCo	2,140,437	2,402,639	2,043,332	2,214,730

Fair Value, Assets and Liabilities Measured on Recurring Basis
APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$15,599	$—	$—	$33	$15,632

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	206	20,197	17,654	(9,374)	28,683

Total Assets	$15,805	$20,197	$17,654	$(9,341)	$44,315

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$227	$20,339	$1,912	$(9,404)	$13,074

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$2,714	$—	$—	$36	$2,750

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	827	54,448	12,097	(29,616)	37,756
Cash Flow Hedges:
Commodity Hedges (b)	—	389	—	(26)	363
Total Risk Management Assets	827	54,837	12,097	(29,642)	38,119

Total Assets	$3,541	$54,837	$12,097	$(29,606)	$40,869

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$700	$49,220	$1,535	$(32,609)	$18,846
Cash Flow Hedges:
Commodity Hedges (b)	—	313	—	(26)	287
Total Risk Management Liabilities	$700	$49,533	$1,535	$(32,635)	$19,133

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$140	$15,893	$16,008	$(6,396)	$25,645

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	9,418	—	—	10,548	19,966
Fixed Income Securities:
United States Government	—	697,042	—	—	697,042
Corporate Debt	—	47,792	—	—	47,792
State and Local Government	—	208,553	—	—	208,553
Subtotal Fixed Income Securities	—	953,387	—	—	953,387
Equity Securities – Domestic (e)	1,122,379	—	—	—	1,122,379
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131,797	953,387	—	10,548	2,095,732

Total Assets	$1,131,937	$969,280	$16,008	$4,152	$2,121,377

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$154	$11,440	$1,304	$(6,280)	$6,618

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$561	$38,667	$8,205	$(20,766)	$26,667
Cash Flow Hedges:
Commodity Hedges (b)	—	234	—	(18)	216
Total Risk Management Assets	561	38,901	8,205	(20,784)	26,883

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	8,082	—	—	10,722	18,804
Fixed Income Securities:
United States Government	—	608,875	—	—	608,875
Corporate Debt	—	36,782	—	—	36,782
State and Local Government	—	254,638	—	—	254,638
Subtotal Fixed Income Securities	—	900,295	—	—	900,295
Equity Securities – Domestic (e)	1,012,511	—	—	—	1,012,511
Total Spent Nuclear Fuel and Decommissioning Trusts	1,020,593	900,295	—	10,722	1,931,610

Total Assets	$1,021,154	$939,196	$8,205	$(10,062)	$1,958,493

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$475	$35,061	$1,041	$(22,796)	$13,781
Cash Flow Hedges:
Commodity Hedges (b)	—	212	—	(18)	194
Total Risk Management Liabilities	$475	$35,273	$1,041	$(22,814)	$13,975

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$408	$—	$—	$28,288	$28,696

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	52,343	1	52,344

Total Assets	$408	$—	$52,343	$28,289	$81,040

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$1,116	$3,941	$(101)	$4,956

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$19,387	$—	$—	$12	$19,399

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	3,269	(349)	2,920
Cash Flow Hedges:
Commodity Hedges (b)	—	162	—	—	162
Total Risk Management Assets	—	162	3,269	(349)	3,082

Total Assets	$19,387	$162	$3,269	$(337)	$22,481

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$—	$349	$(349)	$—

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$—	$360	$(360)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$595	$737	$(414)	$918

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$1,078	$—	$5	$1,083
Cash Flow Hedges:
Commodity Hedges (b)	—	84	—	—	84
Total Risk Management Assets	$—	$1,162	$—	$5	$1,167

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$81	$—	$4	$85

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$12,660	$—	$—	$1,696	$14,356

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	31	439	(439)	31

Total Assets	$12,660	$31	$439	$1,257	$14,387

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$684	$899	$(501)	$1,082

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$15,871	$—	$—	$1,370	$17,241

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	1,233	—	(151)	1,082
Cash Flow Hedges:
Commodity Hedges (b)	—	97	—	—	97
Total Risk Management Assets	—	1,330	—	(151)	1,179

Total Assets	$15,871	$1,330	$—	$1,219	$18,420

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$154	$—	$(154)	$—

(a)	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investment in money market funds.

(b)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(c)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(d)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(e)	Amounts represent publicly traded equity securities and equity-based mutual funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	29,694	18,593	30,768	—	—
Purchases, Issuances and Settlements (c)	(32,584)	(20,553)	(33,688)	—	—
Transfers into Level 3 (d) (e)	(3,648)	(2,475)	—	—	—
Transfers out of Level 3 (e) (f)	(32)	(22)	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	11,750	11,997	48,402	(377)	(460)
Balance as of December 31, 2014	$15,742	$14,704	$48,402	$(377)	$(460)

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	328	—	—
Purchases, Issuances and Settlements (c)	481	390	765	—	—
Transfers into Level 3 (d) (e)	1,340	911	1,874	—	—
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	—	—
Transfer of OPCo Generation to Parent	—	—	(12,051)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	2,255	1,425	2,920	—	—
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	5,401	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	23	13	28	—	—
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	—	—
Transfers into Level 3 (d) (e)	1,392	860	1,909	—	—
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	3,527	2,369	(810)	—	—
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—

(a)	Included in revenues on the statements of income.

(b)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)	Represents the settlement of risk management commodity contracts for the reporting period.

(d)	Represents existing assets or liabilities that were previously categorized as Level 2.

(e)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)	Represents existing assets or liabilities that were previously categorized as Level 3.

(g)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$5,801	$1,799	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11,853	113	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17,654	$1,912

Significant Unobservable Inputs
December 31, 2013
APCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$9,359	$960	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	2,738	575	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$12,097	$1,535

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in thousands)
Energy Contracts	$6,375	$1,219	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9,633	85	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16,008	$1,304

Significant Unobservable Inputs
December 31, 2013
I&M

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$6,348	$651	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	1,857	390	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$8,205	$1,041

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$45,101	$3,941	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7,242	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52,343	$3,941

Significant Unobservable Inputs
December 31, 2013
OPCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
FTRs	$3,269	$349	Discounted Cash Flow	Forward Market Price	$(5.10)	$10.44

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$360	$737	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$439	$899	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements
December 31, 2014

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)

Public Service Co Of Oklahoma [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2014		2013
Company	Book Value	Fair Value	Book Value	Fair Value
	(in thousands)
APCo	$3,980,274	$4,711,210	$4,194,357	$4,587,079
I&M	2,027,397	2,255,124	2,039,016	2,174,891
OPCo	2,297,123	2,709,452	2,735,175	3,007,191
PSO	1,041,036	1,216,205	999,810	1,111,149
SWEPCo	2,140,437	2,402,639	2,043,332	2,214,730

Fair Value, Assets and Liabilities Measured on Recurring Basis
APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$15,599	$—	$—	$33	$15,632

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	206	20,197	17,654	(9,374)	28,683

Total Assets	$15,805	$20,197	$17,654	$(9,341)	$44,315

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$227	$20,339	$1,912	$(9,404)	$13,074

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$2,714	$—	$—	$36	$2,750

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	827	54,448	12,097	(29,616)	37,756
Cash Flow Hedges:
Commodity Hedges (b)	—	389	—	(26)	363
Total Risk Management Assets	827	54,837	12,097	(29,642)	38,119

Total Assets	$3,541	$54,837	$12,097	$(29,606)	$40,869

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$700	$49,220	$1,535	$(32,609)	$18,846
Cash Flow Hedges:
Commodity Hedges (b)	—	313	—	(26)	287
Total Risk Management Liabilities	$700	$49,533	$1,535	$(32,635)	$19,133

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$140	$15,893	$16,008	$(6,396)	$25,645

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	9,418	—	—	10,548	19,966
Fixed Income Securities:
United States Government	—	697,042	—	—	697,042
Corporate Debt	—	47,792	—	—	47,792
State and Local Government	—	208,553	—	—	208,553
Subtotal Fixed Income Securities	—	953,387	—	—	953,387
Equity Securities – Domestic (e)	1,122,379	—	—	—	1,122,379
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131,797	953,387	—	10,548	2,095,732

Total Assets	$1,131,937	$969,280	$16,008	$4,152	$2,121,377

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$154	$11,440	$1,304	$(6,280)	$6,618

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$561	$38,667	$8,205	$(20,766)	$26,667
Cash Flow Hedges:
Commodity Hedges (b)	—	234	—	(18)	216
Total Risk Management Assets	561	38,901	8,205	(20,784)	26,883

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	8,082	—	—	10,722	18,804
Fixed Income Securities:
United States Government	—	608,875	—	—	608,875
Corporate Debt	—	36,782	—	—	36,782
State and Local Government	—	254,638	—	—	254,638
Subtotal Fixed Income Securities	—	900,295	—	—	900,295
Equity Securities – Domestic (e)	1,012,511	—	—	—	1,012,511
Total Spent Nuclear Fuel and Decommissioning Trusts	1,020,593	900,295	—	10,722	1,931,610

Total Assets	$1,021,154	$939,196	$8,205	$(10,062)	$1,958,493

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$475	$35,061	$1,041	$(22,796)	$13,781
Cash Flow Hedges:
Commodity Hedges (b)	—	212	—	(18)	194
Total Risk Management Liabilities	$475	$35,273	$1,041	$(22,814)	$13,975

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$408	$—	$—	$28,288	$28,696

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	52,343	1	52,344

Total Assets	$408	$—	$52,343	$28,289	$81,040

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$1,116	$3,941	$(101)	$4,956

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$19,387	$—	$—	$12	$19,399

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	3,269	(349)	2,920
Cash Flow Hedges:
Commodity Hedges (b)	—	162	—	—	162
Total Risk Management Assets	—	162	3,269	(349)	3,082

Total Assets	$19,387	$162	$3,269	$(337)	$22,481

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$—	$349	$(349)	$—

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$—	$360	$(360)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$595	$737	$(414)	$918

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$1,078	$—	$5	$1,083
Cash Flow Hedges:
Commodity Hedges (b)	—	84	—	—	84
Total Risk Management Assets	$—	$1,162	$—	$5	$1,167

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$81	$—	$4	$85

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$12,660	$—	$—	$1,696	$14,356

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	31	439	(439)	31

Total Assets	$12,660	$31	$439	$1,257	$14,387

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$684	$899	$(501)	$1,082

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$15,871	$—	$—	$1,370	$17,241

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	1,233	—	(151)	1,082
Cash Flow Hedges:
Commodity Hedges (b)	—	97	—	—	97
Total Risk Management Assets	—	1,330	—	(151)	1,179

Total Assets	$15,871	$1,330	$—	$1,219	$18,420

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$154	$—	$(154)	$—

(a)	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investment in money market funds.

(b)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(c)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(d)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(e)	Amounts represent publicly traded equity securities and equity-based mutual funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	29,694	18,593	30,768	—	—
Purchases, Issuances and Settlements (c)	(32,584)	(20,553)	(33,688)	—	—
Transfers into Level 3 (d) (e)	(3,648)	(2,475)	—	—	—
Transfers out of Level 3 (e) (f)	(32)	(22)	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	11,750	11,997	48,402	(377)	(460)
Balance as of December 31, 2014	$15,742	$14,704	$48,402	$(377)	$(460)

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	328	—	—
Purchases, Issuances and Settlements (c)	481	390	765	—	—
Transfers into Level 3 (d) (e)	1,340	911	1,874	—	—
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	—	—
Transfer of OPCo Generation to Parent	—	—	(12,051)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	2,255	1,425	2,920	—	—
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	5,401	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	23	13	28	—	—
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	—	—
Transfers into Level 3 (d) (e)	1,392	860	1,909	—	—
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	3,527	2,369	(810)	—	—
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—

(a)	Included in revenues on the statements of income.

(b)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)	Represents the settlement of risk management commodity contracts for the reporting period.

(d)	Represents existing assets or liabilities that were previously categorized as Level 2.

(e)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)	Represents existing assets or liabilities that were previously categorized as Level 3.

(g)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$5,801	$1,799	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11,853	113	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17,654	$1,912

Significant Unobservable Inputs
December 31, 2013
APCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$9,359	$960	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	2,738	575	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$12,097	$1,535

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in thousands)
Energy Contracts	$6,375	$1,219	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9,633	85	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16,008	$1,304

Significant Unobservable Inputs
December 31, 2013
I&M

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$6,348	$651	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	1,857	390	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$8,205	$1,041

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$45,101	$3,941	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7,242	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52,343	$3,941

Significant Unobservable Inputs
December 31, 2013
OPCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
FTRs	$3,269	$349	Discounted Cash Flow	Forward Market Price	$(5.10)	$10.44

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$360	$737	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$439	$899	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements
December 31, 2014

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)

Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2014		2013
Company	Book Value	Fair Value	Book Value	Fair Value
	(in thousands)
APCo	$3,980,274	$4,711,210	$4,194,357	$4,587,079
I&M	2,027,397	2,255,124	2,039,016	2,174,891
OPCo	2,297,123	2,709,452	2,735,175	3,007,191
PSO	1,041,036	1,216,205	999,810	1,111,149
SWEPCo	2,140,437	2,402,639	2,043,332	2,214,730

Fair Value, Assets and Liabilities Measured on Recurring Basis
APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$15,599	$—	$—	$33	$15,632

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	206	20,197	17,654	(9,374)	28,683

Total Assets	$15,805	$20,197	$17,654	$(9,341)	$44,315

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$227	$20,339	$1,912	$(9,404)	$13,074

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$2,714	$—	$—	$36	$2,750

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	827	54,448	12,097	(29,616)	37,756
Cash Flow Hedges:
Commodity Hedges (b)	—	389	—	(26)	363
Total Risk Management Assets	827	54,837	12,097	(29,642)	38,119

Total Assets	$3,541	$54,837	$12,097	$(29,606)	$40,869

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$700	$49,220	$1,535	$(32,609)	$18,846
Cash Flow Hedges:
Commodity Hedges (b)	—	313	—	(26)	287
Total Risk Management Liabilities	$700	$49,533	$1,535	$(32,635)	$19,133

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$140	$15,893	$16,008	$(6,396)	$25,645

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	9,418	—	—	10,548	19,966
Fixed Income Securities:
United States Government	—	697,042	—	—	697,042
Corporate Debt	—	47,792	—	—	47,792
State and Local Government	—	208,553	—	—	208,553
Subtotal Fixed Income Securities	—	953,387	—	—	953,387
Equity Securities – Domestic (e)	1,122,379	—	—	—	1,122,379
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131,797	953,387	—	10,548	2,095,732

Total Assets	$1,131,937	$969,280	$16,008	$4,152	$2,121,377

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$154	$11,440	$1,304	$(6,280)	$6,618

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$561	$38,667	$8,205	$(20,766)	$26,667
Cash Flow Hedges:
Commodity Hedges (b)	—	234	—	(18)	216
Total Risk Management Assets	561	38,901	8,205	(20,784)	26,883

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	8,082	—	—	10,722	18,804
Fixed Income Securities:
United States Government	—	608,875	—	—	608,875
Corporate Debt	—	36,782	—	—	36,782
State and Local Government	—	254,638	—	—	254,638
Subtotal Fixed Income Securities	—	900,295	—	—	900,295
Equity Securities – Domestic (e)	1,012,511	—	—	—	1,012,511
Total Spent Nuclear Fuel and Decommissioning Trusts	1,020,593	900,295	—	10,722	1,931,610

Total Assets	$1,021,154	$939,196	$8,205	$(10,062)	$1,958,493

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$475	$35,061	$1,041	$(22,796)	$13,781
Cash Flow Hedges:
Commodity Hedges (b)	—	212	—	(18)	194
Total Risk Management Liabilities	$475	$35,273	$1,041	$(22,814)	$13,975

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$408	$—	$—	$28,288	$28,696

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	52,343	1	52,344

Total Assets	$408	$—	$52,343	$28,289	$81,040

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$1,116	$3,941	$(101)	$4,956

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Restricted Cash for Securitized Funding (a)	$19,387	$—	$—	$12	$19,399

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	—	3,269	(349)	2,920
Cash Flow Hedges:
Commodity Hedges (b)	—	162	—	—	162
Total Risk Management Assets	—	162	3,269	(349)	3,082

Total Assets	$19,387	$162	$3,269	$(337)	$22,481

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$—	$349	$(349)	$—

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$—	$360	$(360)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$595	$737	$(414)	$918

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	$—	$1,078	$—	$5	$1,083
Cash Flow Hedges:
Commodity Hedges (b)	—	84	—	—	84
Total Risk Management Assets	$—	$1,162	$—	$5	$1,167

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$81	$—	$4	$85

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$12,660	$—	$—	$1,696	$14,356

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	31	439	(439)	31

Total Assets	$12,660	$31	$439	$1,257	$14,387

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$684	$899	$(501)	$1,082

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (a)	$15,871	$—	$—	$1,370	$17,241

Risk Management Assets
Risk Management Commodity Contracts (b) (c)	—	1,233	—	(151)	1,082
Cash Flow Hedges:
Commodity Hedges (b)	—	97	—	—	97
Total Risk Management Assets	—	1,330	—	(151)	1,179

Total Assets	$15,871	$1,330	$—	$1,219	$18,420

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (b) (c)	$—	$154	$—	$(154)	$—

(a)	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investment in money market funds.

(b)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(c)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(d)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(e)	Amounts represent publicly traded equity securities and equity-based mutual funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	29,694	18,593	30,768	—	—
Purchases, Issuances and Settlements (c)	(32,584)	(20,553)	(33,688)	—	—
Transfers into Level 3 (d) (e)	(3,648)	(2,475)	—	—	—
Transfers out of Level 3 (e) (f)	(32)	(22)	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	11,750	11,997	48,402	(377)	(460)
Balance as of December 31, 2014	$15,742	$14,704	$48,402	$(377)	$(460)

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	328	—	—
Purchases, Issuances and Settlements (c)	481	390	765	—	—
Transfers into Level 3 (d) (e)	1,340	911	1,874	—	—
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	—	—
Transfer of OPCo Generation to Parent	—	—	(12,051)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	2,255	1,425	2,920	—	—
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$—	$—

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	—	—	5,401	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	23	13	28	—	—
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	—	—
Transfers into Level 3 (d) (e)	1,392	860	1,909	—	—
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	3,527	2,369	(810)	—	—
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$—	$—

(a)	Included in revenues on the statements of income.

(b)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)	Represents the settlement of risk management commodity contracts for the reporting period.

(d)	Represents existing assets or liabilities that were previously categorized as Level 2.

(e)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)	Represents existing assets or liabilities that were previously categorized as Level 3.

(g)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$5,801	$1,799	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11,853	113	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17,654	$1,912

Significant Unobservable Inputs
December 31, 2013
APCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$9,359	$960	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	2,738	575	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$12,097	$1,535

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in thousands)
Energy Contracts	$6,375	$1,219	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9,633	85	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16,008	$1,304

Significant Unobservable Inputs
December 31, 2013
I&M

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
Energy Contracts	$6,348	$651	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	1,857	390	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$8,205	$1,041

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in thousands)
Energy Contracts	$45,101	$3,941	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7,242	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52,343	$3,941

Significant Unobservable Inputs
December 31, 2013
OPCo

				Significant
	Fair Value		Valuation	Unobservable	Forward Price Range
	Assets	Liabilities	Technique	Input (a)	Low	High
	(in thousands)
FTRs	$3,269	$349	Discounted Cash Flow	Forward Market Price	$(5.10)	$10.44

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$360	$737	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in thousands)
FTRs	$439	$899	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements
December 31, 2014

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)